Related Party Transactions (Details) - Schedule of Nature of Relationships with Related Parties	12 Months Ended
Mar. 31, 2024
Feng Zhou [Member]
Related Party Transaction [Line Items]
Name of related parties Nature of relationships with related parties	Major shareholder of the Company, Chief Executive Officer
Zhijun Xiao [Member]
Related Party Transaction [Line Items]
Name of related parties Nature of relationships with related parties	5% shareholder for the year ended March 31, 2023
Jun Zheng [Member]
Related Party Transaction [Line Items]
Name of related parties Nature of relationships with related parties	Director of the Company
Xiaodong Ji [Member]
Related Party Transaction [Line Items]
Name of related parties Nature of relationships with related parties	Independent Director of the Company
Xiaodong Pan [Member]
Related Party Transaction [Line Items]
Name of related parties Nature of relationships with related parties	Chief Financial Officer
Taizhou Jiutian Pharmaceutical Co. Ltd.[Member]
Related Party Transaction [Line Items]
Name of related parties Nature of relationships with related parties	An entity controlled by Jianping Zhou
Jiangsu Health Pharmaceutical Investment Co., Ltd.[Member]
Related Party Transaction [Line Items]
Name of related parties Nature of relationships with related parties	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese Medicine Clinic [Member]
Related Party Transaction [Line Items]
Name of related parties Nature of relationships with related parties	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese hospital Co., Ltd. [Member]
Related Party Transaction [Line Items]
Name of related parties Nature of relationships with related parties	An entity controlled by Jianping Zhou
Jiangsu Sutaitang Online Commercial Co., Ltd.[Member]
Related Party Transaction [Line Items]
Name of related parties Nature of relationships with related parties	An entity controlled by Xiaodong Ji